Fair value of financial instruments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents		$ 39,760	$ 6,636	$ 2,742	$ 3,456
Marketable securities		53,074	401	$ 6,413
Operational Gain Loss On Fair Value Assets Hedges Recognized In Earnings		0
Financial Gain Loss On Fair Value Assets Hedges Recognized In Earnings		547
Operational And Financial Gain Loss On Fair Value Assets Hedges Recognized In Earnings		547
Liabilities
Operational Gain Loss On Fair Value Hedges Recognized In Earnings		(60,503)	(28,135)
Financial Gain Loss On Fair Value Hedges Recognized In Earnings		(3,525)	(1,991)
Operation And Financial Gain Loss On Fair Value Hedges Recognized In Earnings		(64,028)	(30,126)
Cash and Cash Equivalents [Member]
Assets
Cash and cash equivalents		39,760	6,636
Operational Gain Loss On Fair Value Assets Hedges Recognized In Earnings		0	0
Financial Gain Loss On Fair Value Assets Hedges Recognized In Earnings		0	0
Operational And Financial Gain Loss On Fair Value Assets Hedges Recognized In Earnings		0	0
Marketable Securities [Member]
Assets
Marketable securities		53,074	401
Operational Gain Loss On Fair Value Assets Hedges Recognized In Earnings		0	0
Financial Gain Loss On Fair Value Assets Hedges Recognized In Earnings		547	0
Operational And Financial Gain Loss On Fair Value Assets Hedges Recognized In Earnings		547	0
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Assets
Cash and cash equivalents		39,760	6,636
Fair Value, Inputs, Level 1 [Member] | Marketable Securities [Member]
Assets
Marketable securities		53,074	401
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Assets
Cash and cash equivalents		0	0
Fair Value, Inputs, Level 2 [Member] | Marketable Securities [Member]
Assets
Marketable securities		0	0
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Assets
Cash and cash equivalents		0	0
Fair Value, Inputs, Level 3 [Member] | Marketable Securities [Member]
Assets
Marketable securities		0	0
Acquisition Liability Contingent Consideration [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[1]	70,112	37,991
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	[1]	(33,445)	(14,768)
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	[1]	0	0
Gain (Loss) on Fair Value Hedges Recognized in Earnings	[1]	(33,445)
Operation And Financial Gain Loss On Fair Value Hedges Recognized In Earnings	[1]		(14,768)
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[1]	0	0
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[1]	0	0
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[1]	70,112	37,991
Acquisition Liability Note [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[2]	0	10,405
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	[2]	(3,013)	(5,027)
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	[2]	0	0
Gain (Loss) on Fair Value Hedges Recognized in Earnings	[2]	(3,013)
Operation And Financial Gain Loss On Fair Value Hedges Recognized In Earnings	[2]		(5,027)
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[2]	0	0
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[2]	0	0
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[2]	0	10,405
Acquisition Liability Warrant Consideration [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[3]	34,542	10,497
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	[3]	(24,045)	(8,340)
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	[3]	0	0
Gain (Loss) on Fair Value Hedges Recognized in Earnings	[3]	(24,045)
Operation And Financial Gain Loss On Fair Value Hedges Recognized In Earnings	[3]		(8,340)
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[3]	0	0
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[3]	0	0
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[3]	34,542	10,497
Deerfield Royalty Agreement [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[4]	6,837	4,590
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	[4]	0	0
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	[4]	(2,386)	(1,991)
Gain (Loss) on Fair Value Hedges Recognized in Earnings	[4]	$ (2,386)
Operation And Financial Gain Loss On Fair Value Hedges Recognized In Earnings	[4]		(1,991)
Deerfield Royalty Agreement [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[4]
Deerfield Royalty Agreement [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[4]
Deerfield Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[4]	$ 6,837	4,590
Broadfin Royalty Agreement [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[5]	3,259	2,187
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	[5]	0	0
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	[5]	(1,139)
Gain (Loss) on Fair Value Hedges Recognized in Earnings		(1,139)
Operation And Financial Gain Loss On Fair Value Hedges Recognized In Earnings	[5]		0
Broadfin Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	[5]	$ 3,259	$ 2,187

[1]	Acquisition liability deferred consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 16 Long Term Debt). The fair value of the deferred consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.
[2]	Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 16 Long Term Debt).
[3]	Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 16 Long Term Debt).
[4]	Deerfield Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (see Note 16 Long Term Debt).
[5]	Broadfin Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (see Note 16 Long Term Debt).